Commitments And Contingencies (Third-Party Power Purchases) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Long-term Purchase Commitment [Line Items]
2013	$ 3,094
2014	3,434
2015	3,414
2016	3,298
2017	3,140
Thereafter	36,518
Total	52,898
QF Energy Payments [Member]
Long-term Purchase Commitment [Line Items]
2013	892
2014	914
2015	727
2016	618
2017	490
Thereafter	2,238
Total	5,879
Renewable (Other Than QF) Energy [Member]
Long-term Purchase Commitment [Line Items]
2013	1,356
2014	1,843
2015	2,038
2016	2,054
2017	2,053
Thereafter	30,958
Total	40,302
Other, Energy Payments [Member]
Long-term Purchase Commitment [Line Items]
2013	846
2014	677
2015	649
2016	626
2017	597
Thereafter	3,322
Total	$ 6,717